Financial Instruments (Details 3) - USD ($)		Jun. 30, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Cash equivalents and financial investments		$ 83,492,203	$ 245,127
Interbank Deposit Certificate [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash equivalents and financial investments		2,363,683
Net impact		$ 2,363,683
Rates considered		13.25%
Interbank Deposit Certificate [Member] | Probable Scenario Minus50 Percentage [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash equivalents and financial investments	[1]	$ 151,867
Net impact	[1]	$ 151,867
Rates considered	[1]	6.83%
Interbank Deposit Certificate [Member] | Probable Scenario Minus25 Percentage [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash equivalents and financial investments	[1]	$ 71,206
Net impact	[1]	$ 71,206
Rates considered	[1]	10.24%
Interbank Deposit Certificate [Member] | Probable Scenario [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in fair value of interest rate fair value hedging instruments, cash equivalents and financial investments	[1]	$ (9,455)
Net impact	[1]	$ (9,455)
Rates considered	[1]	13.65%
Interbank Deposit Certificate [Member] | Probable Scenario Plus25 Percentage [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in fair value of interest rate fair value hedging instruments, cash equivalents and financial investments	[1]	$ (90,115)
Net impact	[1]	$ (90,115)
Rates considered	[1]	17.06%
Interbank Deposit Certificate [Member] | Probable Scenario Plus50 Percentage [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in fair value of interest rate fair value hedging instruments, cash equivalents and financial investments	[1]	$ (170,776)
Net impact	[1]	$ (170,776)
Rates considered	[1]	20.48%

[1]	The positive and negative variations of 25% and 50% were applied on the rates in effect on June 30, 2022.